Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Achilles Therapeutics plc
Entity Central Index Key	0001830749
Current Fiscal Year End Date	--12-31
Entity File Number	001-40299
Entity Address, Address Line One	245 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W6 8PW
Entity Address, Country	GB